Investment in Forum Energy Limited ("FEL") (Tables)	12 Months Ended
Dec. 31, 2022
Investment in Forum Energy Limited ("FEL")
Investment in Forum Energy Limited ("FEL")
	Number of shares held	Amount

Balance December 31, 2020, 2021 and 2022	6,117,238	$1,835,111